Waddell & Reed Advisors Funds
        Government Securities Fund
        Limited-Term Bond Fund

     Semiannual
     Report
     -----------------
     March 31, 2003

CONTENTS

         3     President's Letter

         5     Government Securities Fund

        19     Limited-Term Bond Fund

        34     Notes to Financial Statements

        42     Independent Auditors' Report

        43     Directors & Officers















This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Fixed Income Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by a current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC.
-----------------------------------------------------------------
     March 31, 2003

Dear Shareholder,


Enclosed is our report on your Fund's operations for the six months ended March 31, 2003.

While the last six months brought the onset of war with Iraq, along with the continuation of geopolitical turmoil, we did see some positive economic news during the period. The U.S. economy has been resilient, despite enduring many challenges.

Two primary things occurred over the last six months that positively affected the financial markets. First, the Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. Second, when war did break out in mid-March, the markets rose, anticipating a favorable resolution. Uncertainty continues to weigh on the markets, however, in terms of the ultimate outcome of the war and the direction and strength of the economy.

While we do expect equity market volatility to continue for the near term, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate some form of tax relief later in 2003, both in terms of the acceleration of tax reductions in place since 2002 and, hopefully, relief on the double taxation of dividends. We believe the equity markets have the potential for positive returns in 2003.

By March 31, the primary equity indexes had in fact turned in positive results, although the uncertainty surrounding the war and economic conditions remains a wild-card factor going forward. For the last six months, the S&P 500 Index increased 5.04 percent. The other two major indexes had slightly better returns, with the Nasdaq Composite Index increasing 14.43 percent over the last six months and the Dow Jones Industrial Average increasing 6.89 percent for the period.

Bonds also generally had positive returns during the period, although they were not quite as strong as stocks, as evidenced by the Citigroup Broad Investment Grade Index's increase of 3.03 percent for the period. Low and declining inflation rates and an accommodative Federal Reserve have aided bond performance over the last six months.

The very nature of U.S. financial markets is one of fluctuation. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for investors to have a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investments on a regular basis to ensure that they adhere to current risk tolerance and are adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market gyrations. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.


Respectfully,


Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND
-------------------------------------------------------------
Government Securities Fund

GOAL
To seek as high a current income as is consistent with safety of principal. (Fund shares are not guaranteed by the United States Government or any government agency.)

Strategy
Invests exclusively in debt securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The Fund invests in a diversified portfolio of United States Government securities, including treasury issues and mortgage-backed securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

Founded
1982

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended March 31, 2003
--------------------------------------------
Dividends paid                   $0.11
                                 =====
Net asset value on
   3-31-03                      $ 5.76
   9-30-02                        5.80
                                ------
Change per share                $(0.04)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND
-------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-03     5.35%       10.03%           5.08%         9.08%
 5-year period
  ended 3-31-03     5.58%        6.51%            ---           ---
10-year period
  ended 3-31-03     5.97%        6.43%            ---           ---
Since inception
  of Class (F)       ---          ---            6.30%         7.03%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
 1-year period
  ended 3-31-03     9.13%       10.34%
 5-year period
  ended 3-31-03      ---         6.84%
10-year period
  ended 3-31-03      ---          ---
Since inception
  of Class (D)      7.15%        7.07%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-8-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND
-------------------------------------------------------------
Portfolio Highlights

On March 31, 2003, Waddell & Reed Advisors Government Securities Fund had net assets totaling $463,230,885 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Government Securities Fund, for every $100 you had invested on March 31, 2003, your Fund owned:

 $55.02  Mortgage-Backed Obligations
  21.34  Treasury Obligations
  19.30  Agency Obligations
   4.34  Cash and Cash Equivalents

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND
     March 31, 2003
                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 19.30%
 Federal Home Loan Bank:
   3.1%, 12-16-05 ........................   $ 4,000  $ 4,034,608
   4.375%, 8-15-07 .......................     2,500    2,529,490
 Federal Home Loan Mortgage Corporation:
   4.625%, 4-11-05 .......................     3,000    3,002,676
   5.25%, 1-15-06 ........................     7,000    7,591,787
   5.95%, 1-19-06 ........................     3,000    3,314,304
   2.85%, 9-12-06 ........................     6,000    6,047,964
   3.25%, 2-25-08 ........................     6,000    6,024,438
 Federal National Mortgage Association:
   4.0%, 12-10-04 ........................     2,275    2,288,004
   3.75%, 7-29-05 ........................     4,750    4,877,338
   3.0%, 11-28-05 ........................     3,750    3,757,174
   5.5%, 2-15-06 .........................     8,000    8,755,752
   5.25%, 8-14-06.........................     3,750    3,801,589
   6.25%, 7-19-11 ........................     4,500    4,734,648
   6.0%, 12-21-11 ........................     9,550   10,121,634
 Tennessee Valley Authority:
   4.875%, 12-15-16 ......................     9,000    9,776,844
   5.88%, 4-1-36 .........................     7,750    8,757,554
                                                     ------------
Total Agency Obligations                               89,415,804
                                                     ------------

Mortgage-Backed Obligations - 55.02%
 Federal Agricultural Mortgage Corporation,
   Guaranteed Agricultural Mortgage-Backed
   Securities,
   7.066%, 1-25-12 .......................     4,613    4,843,464
 Federal Home Loan Mortgage Corporation,
   Agency REMIC/CMO:
   6.5%, 9-25-18 .........................     1,705    1,744,112
   6.5%, 1-15-27 .........................     4,000    4,085,812
   6.5%, 7-15-28 .........................     1,085    1,101,166
   7.5%, 9-15-29 .........................     3,897    4,352,126
   6.5%, 11-15-29 ........................     2,000    2,087,082
 Federal Home Loan Mortgage Corporation, Fixed Rate
   Participation Certificates:
   7.5%, 9-1-07 ..........................        19       20,569
   5.5%, 9-1-08 ..........................     3,932    4,080,151
   8.0%, 2-1-23 ..........................       361      394,541
   6.5%, 11-1-24 .........................       724      761,032
   7.0%, 12-1-25 .........................     1,881    1,991,916
   6.0%, 11-1-28 .........................     8,969    9,311,413
   7.0%, 5-1-31 ..........................       275      289,693
   6.5%, 11-1-31 .........................     7,891    8,232,050
   6.0%, 2-1-32 ..........................     2,983    3,093,659
   6.5%, 6-1-32 ..........................     2,628    2,742,208
   5.5%, 3-1-33 ..........................    15,000   15,364,746
 Federal Home Loan Mortgage Corporation,
   Non-Agency REMIC/CMO:
   5.5%, 3-15-14 .........................     5,000    5,307,834
   5.5%, 2-15-29 .........................     7,000    7,247,437
   6.0%, 3-15-29 .........................     4,569    4,721,330
   6.5%, 11-15-29 ........................     2,750    2,880,368
   6.5%, 6-15-30 .........................     5,000    5,220,176
   4.25%, 3-15-31 ........................     4,977    5,080,468
 Federal National Mortgage Association,
   Agency REMIC/CMO:
   6.0%, 3-25-14 .........................     2,000    2,136,429
   6.0%, 2-25-28 .........................     6,065    6,173,019
 Federal National Mortgage Association, Fixed Rate
   Pass-Through Certificates:
   7.135%, 6-1-07 ........................     5,362    6,068,360
   7.15%, 6-1-07 .........................     2,176    2,463,330
   6.09%, 4-1-09 .........................     3,825    4,244,783
   6.147%, 4-1-09 ........................     2,915    3,243,532
   5.5%, 1-1-17 ..........................     4,322    4,490,368
   6.0%, 1-1-17 ..........................     2,800    2,931,499
   6.0%, 2-1-17 ..........................     5,480    5,736,734
   6.5%, 3-1-17 ..........................     5,117    5,416,921
   5.5%, 7-1-17 ..........................     3,188    3,311,327
   5.5%, 12-1-17 .........................     6,138    6,376,655
   5.0%, 3-1-18 ..........................    15,000   15,439,256
   7.0%, 12-1-23 .........................     1,965    2,088,416
   7.42%, 10-1-25 ........................     5,787    6,656,765
 Federal National Mortgage Association,
   Non-Agency REMIC/CMO:
   5.0%, 4-25-15 .........................     6,500    6,760,945
   5.5%, 12-25-15 ........................     7,000    7,379,237
   6.0%, 2-25-24 .........................     3,000    3,091,237
   4.0%, 11-25-32 ........................     5,038    5,109,986
   4.0%, 3-25-33 .........................     6,956    7,034,742
   5.0%, 3-25-33 .........................     4,000    4,075,640
 Government National Mortgage Association, Fixed Rate
   Pass-Through Certificates:
   8.0%, 11-15-17 ........................       446      490,808
   7.0%, 7-15-23 .........................     1,141    1,219,874
   7.0%, 8-20-27 .........................       236      249,979
   6.5%, 7-15-28 .........................     2,534    2,668,943
   9.75%, 11-15-28 .......................     2,841    3,097,701
   6.5%, 5-15-29 .........................     2,026    2,133,671
   7.75%, 10-15-31 .......................     1,913    2,138,538
 Government National Mortgage Association,
   Non-Agency REMIC/CMO,
   5.0%, 1-20-32 .........................     5,000    5,107,661
 Guaranteed Development Company Participation
   Certificates, Series 1995-20 F, Guaranteed
   by the United States Small Business Administration
   (an Independent Agency of the United States),
   6.8%, 6-1-15 ..........................     2,693    2,944,711
 United States Department of Veterans Affairs,
   Guaranteed REMIC Pass-Through Certificates,
   Vendee Mortgage Trust:
   2000-2 Class 1-D,
   7.5%, 9-15-26 .........................     3,250    3,426,952
   2001-1 Class 2-B,
   7.0%, 12-15-22 ........................     2,147    2,184,328
   2001-1 Class 2-E,
   7.0%, 1-15-28 .........................     4,500    4,849,855
   2001-3 Class G,
   6.5%, 4-15-27 .........................     2,500    2,682,932
   2002-1 Class 2G,
   6.5%, 10-15-25 ........................     3,500    3,820,089
   2002-3 Class G,
   6.0%, 2-15-30 .........................     4,000    4,216,859
   2003-1 Class D,
   5.75%, 12-15-25 .......................     4,000    4,235,800
   2003-1 Class E,
   5.75%, 4-15-27 ........................     4,000    4,217,360
                                                     ------------
Total Mortgage-Backed Obligations                     254,868,595
                                                     ------------

Treasury Obligations - 21.34%
 United States Treasury Bonds:
   11.25%, 2-15-15 .......................     3,800    6,327,296
   8.75%, 5-15-17 ........................     6,000    8,700,000
   8.875%, 8-15-17 .......................    12,000   17,587,968
   6.125%, 11-15-27 ......................    20,000   23,342,180
 United States Treasury Notes:
   6.5%, 10-15-06 ........................    35,000   40,025,790
   5.75%, 8-15-10 ........................     2,500    2,870,898
                                                     ------------
Total Treasury Obligations                             98,854,132
                                                     ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 95.66%   $443,138,531
 (Cost: $429,154,837)

SHORT-TERM SECURITIES - 3.49%
Repurchase Agreements
 Merrill Lynch, 1.25% Repurchase
   Agreement dated 3-31-03 to be
   repurchased at $9,900,344 on 4-1-03(1).     9,900    9,900,000
 Merrill Lynch, 1.25% Repurchase
   Agreement dated 3-31-03 to be
   repurchased at $6,259,217 on 4-1-03(2).     6,259    6,259,000
                                                     ------------
                                                     $ 16,159,000
                                                     ------------
 (Cost: $16,159,000)

TOTAL INVESTMENT SECURITIES - 99.15%                 $459,297,531
 (Cost: $445,313,837)

LIABILITIES, NET OF CASH AND OTHER ASSETS - 0.85%        3,933,354

NET ASSETS - 100.00%                                 $463,230,885


Notes to Schedule of Investments

(1)Collateralized by $9,869,698 Government National Mortgage Association, 5.5% due 1-15-33; market value and accrued interest aggregate $10,249,545.

(2)Collateralized by $6,132,967 Government National Mortgage Association, 6% due 1-15-33; market value and accrued interest aggregate $6,475,135.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     GOVERNMENT SECURITIES FUND
     March 31, 2003
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (cost-$445,314)
   (Notes 1 and 3) .................................     $459,298
 Cash  .............................................           40
 Receivables:
   Interest ........................................        4,228
   Fund shares sold ................................        1,880
 Prepaid registration fees  ........................           40
 Prepaid insurance premium  ........................           12
                                                         --------
    Total assets  ..................................      465,498
LIABILITIES                                              --------
 Payable to Fund shareholders  .....................        1,877
 Dividends payable  ................................          176
 Accrued service fee (Note 2)  .....................           87
 Accrued shareholder servicing (Note 2)  ...........           87
 Accrued distribution fee (Note 2)  ................            7
 Accrued accounting services fee (Note 2)  .........            6
 Accrued management fee (Note 2)  ..................            6
 Other  ............................................           21
                                                         --------
    Total liabilities  .............................        2,267
                                                         --------
      Total net assets .............................     $463,231
NET ASSETS                                               ========
 $0.01 par value capital stock:
   Capital stock ...................................     $    804
   Additional paid-in capital ......................      448,109
 Accumulated undistributed income:
   Accumulated undistributed net realized gain on
    investment transactions  .......................          334
   Net unrealized appreciation in value of
    investments  ...................................       13,984
    Net assets applicable to outstanding units           --------
      of capital ...................................     $463,231
Net asset value per share (net assets divided            ========
 by shares outstanding):
 Class A  ..........................................        $5.76
 Class B  ..........................................        $5.76
 Class C  ..........................................        $5.76
 Class Y  ..........................................        $5.76
Capital shares outstanding:
 Class A  ..........................................       67,903
 Class B  ..........................................        6,282
 Class C  ..........................................        4,658
 Class Y  ..........................................        1,578
Capital shares authorized ..........................    1,500,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     GOVERNMENT SECURITIES FUND
     For the Six Months Ended March 31, 2003
     (In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .....................    $9,525
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................       995
     Service fee:
       Class A  ............................................       390
       Class B  ............................................        39
       Class C  ............................................        30
     Shareholder servicing:
       Class A  ............................................       348
       Class B  ............................................        48
       Class C  ............................................        29
       Class Y  ............................................         6
     Distribution fee:
       Class A  ............................................        19
       Class B  ............................................       118
       Class C  ............................................        89
     Accounting services fee ...............................        35
     Custodian fees ........................................        16
     Audit fees ............................................         8
     Legal fees ............................................         7
     Other .................................................        78
                                                               -------
       Total expenses  .....................................     2,255
                                                               -------
          Net investment income ............................     7,270
                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net gain on investments  ........................     2,379
  Unrealized depreciation in value of investments
     during the period .....................................    (4,931)
                                                               -------
     Net loss on investments ...............................    (2,552)
                                                               -------
       Net increase in net assets resulting from
          operations .......................................    $4,718
                                                               =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     GOVERNMENT SECURITIES FUND
     (In Thousands)

                                                For the     For the
                                             six months     fiscal year
                                                  ended     ended
                                              March 31, September 30,
                                                 2003      2002
                                              ---------  ---------
INCREASE IN NET ASSETS
  Operations:
     Net investment income ..................    $7,270   $10,638
     Realized net gain (loss) on investments.     2,379       (59)
     Unrealized appreciation (depreciation)..    (4,931)   10,595
                                               --------  --------
       Net increase in net assets
          resulting from operations .........     4,718    21,174
                                               --------  --------
  Dividends to shareholders from
     net investment income (Note 1D):(1)
     Class A ................................    (6,296)   (9,174)
     Class B ................................      (455)     (550)
     Class C ................................      (350)     (516)
     Class Y ................................      (169)     (398)
                                               --------  --------
          ...................................    (7,270)  (10,638)
                                               --------  --------
  Capital share transactions
     (Note 5) ...............................   106,582   162,924
                                               --------  --------
     Total increase .........................   104,030   173,460
NET ASSETS
  Beginning of period  ......................   359,201   185,741
                                               --------  --------
  End of period  ............................  $463,231  $359,201
                                               ========  ========
     Undistributed net investment
       income  ..............................  $    ---  $    ---
                                               ========  ========

(1)See "Financial Highlights" on pages 15 - 18.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GOVERNMENT SECURITIES FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For theFor the fiscal  For the
                        six   year ended    fiscal    For the fiscal
                     months September 30,   period year ended March 31,
                      ended----------------  ended------------------------
                    3-31-03    2002   2001 9-30-00    2000    1999   1998
                    ------- -------------- -------  ------  ------ ------
Net asset value,
 beginning of
 period  ...........  $5.80   $5.63  $5.27   $5.22   $5.43   $5.46  $5.19
                     ------  ------ ------  ------  ------  ------ ------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.11    0.25   0.29    0.15    0.31    0.32   0.33
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.04)   0.17   0.36    0.05   (0.21)  (0.03)  0.27
                     ------   -----  -----   -----  ------  ------ ------
Total from investment
 operations  .......   0.07    0.42   0.65    0.20    0.10    0.29   0.60
                     ------   -----  -----   -----  ------  ------ ------
Less dividends declared
 from net investment
 income  ...........  (0.11)  (0.25) (0.29)  (0.15)  (0.31)  (0.32) (0.33)
                     ------   -----  -----   -----  ------  ------ ------
Net asset value,
 end of period  ....  $5.76   $5.80  $5.63   $5.27   $5.22   $5.43  $5.46
                      =====   =====  =====   =====   =====   =====  =====
Total return(1) ....   1.16%   7.72% 12.68%   3.97%   1.82%   5.44% 11.84%
Net assets, end
 of period (in
 millions)  ........   $391    $303   $168    $114    $117    $134   $131
Ratio of expenses
 to average net
 assets  ...........   1.02%(2)1.04%  1.11%   1.12%(2)1.12%   0.96%  0.89%
Ratio of net investment
 income to average
 net assets  .......   3.76%(2)4.40%  5.32%   5.85%(2)5.77%   5.82%  6.14%
Portfolio turnover
 rate  .............  36.61%  27.05% 31.72%  15.79%  26.78%  37.06% 35.18%
 (1)Total return calculated without taking into account the sales load deducted on an initial purchase.
 (2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GOVERNMENT SECURITIES FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                           For the  For the fiscalFor the  period
                              six    year ended    fiscal    from
                            months  September 30,  period10-4-99(1)
                            ended   --------------  ended through
                            3-31-03   2002   2001  9-30-00 3-31-00
                            -------- ------ -------------- -------
Net asset value,
 beginning of period          $5.80   $5.63   $5.27  $5.22   $5.25
                              -----   -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........           0.08    0.20    0.24   0.13    0.13
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.04)   0.17    0.36   0.05   (0.03)
                              -----   -----   -----  -----   -----
Total from investment
 operations  .......           0.04    0.37    0.60   0.18    0.10
                              -----   -----   -----  -----   -----
Less dividends declared
 from net investment
 income  ...........          (0.08)  (0.20)  (0.24) (0.13)  (0.13)
                              -----   -----   -----  -----   -----
Net asset value,
 end of period  ....          $5.76   $5.80   $5.63  $5.27   $5.22
                              =====   =====   =====  =====   =====
Total return .......           0.73%   6.79%  11.70%  3.56%   1.88%
Net assets, end of
 period (in millions)           $36     $27      $9     $2      $1
Ratio of expenses
 to average
 net assets  .......           1.89%(2)1.90%   1.98%  1.92%(2)1.85%(2)
Ratio of net investment
 income to average
 net assets  .......           2.89%(2)3.51%   4.33%  5.04%(2)5.19%(2)
Portfolio turnover
 rate  .............          36.61%  27.05%  31.72% 15.79%  26.78%(2)

 (1)Commencement of operations of the class.
 (2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GOVERNMENT SECURITIES FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                           For the  For the fiscalFor the  period
                              six    year ended    fiscal    from
                            months  September 30,  period10-8-99(1)
                            ended   --------------  ended through
                            3-31-03   2002   2001  9-30-00 3-31-00
                            -------- ------ -------------- -------
Net asset value,
 beginning of period          $5.80   $5.63   $5.27  $5.22   $5.23
                              -----   -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........           0.08    0.20    0.25   0.13    0.12
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.04)   0.17    0.36   0.05   (0.01)
                              -----   -----   -----  -----   -----
Total from investment
 operations  .......           0.04    0.37    0.61   0.18    0.11
                              -----   -----   -----  -----   -----
Less dividends declared
 from net investment
 income  ...........          (0.08)  (0.20)  (0.25) (0.13)  (0.12)
                              -----   -----   -----  -----   -----
Net asset value,
 end of period  ....          $5.76   $5.80   $5.63  $5.27   $5.22
                              =====   =====   =====  =====   =====
Total return .......           0.76%   6.86%  11.79%  3.48%   2.08%
Net assets, end of
 period (000
 omitted)  .........        $26,830 $21,505  $6,273   $714    $269
Ratio of expenses
 to average net
 assets  ...........           1.83%(2)1.85%   1.85%  2.06%(2)2.07%(2)
Ratio of net investment
 income to average
 net assets  .......           2.94%(2)3.58%   4.47%  4.90%(2)4.98%(2)
Portfolio turnover
 rate  .............          36.61%  27.05%  31.72% 15.79%  26.78%(2)

 (1)Commencement of operations of the class.
 (2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GOVERNMENT SECURITIES FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For theFor the fiscal  For the
                        six   year ended    fiscal    For the fiscal
                     months September 30,   period year ended March 31,
                      ended----------------  ended------------------------
                    3-31-03    2002   2001 9-30-00    2000    1999   1998
                    ------- -------------- -------  ------  ------ ------
Net asset value,
 beginning of period  $5.80   $5.63  $5.27   $5.22   $5.43   $5.46  $5.19
                     ------  ------ ------  ------  ------  ------ ------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.12    0.26   0.31    0.16    0.33    0.33   0.34
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.04)   0.17   0.36    0.05   (0.21)  (0.03)  0.27
                     ------  ------ ------  ------  ------  ------ ------
Total from investment
 operations  .......   0.08    0.43   0.67    0.21    0.12    0.30   0.61
                     ------  ------ ------  ------  ------  ------ ------
Less dividends declared
 from net investment
 income  ...........  (0.12)  (0.26) (0.31)  (0.16)  (0.33)  (0.33) (0.34)
                     ------  ------ ------  ------  ------  ------ ------
Net asset value,
 end of period  ....  $5.76   $5.80  $5.63   $5.27   $5.22   $5.43  $5.46
                     ======  ====== ======  ======  ======  ====== ======
Total return .......   1.30%   8.03% 13.04%   4.16%   2.20%   5.71% 12.02%
Net assets, end of
 period (in
 millions)  ........     $9      $8     $3      $3      $2      $2     $2
Ratio of expenses
 to average net
 assets  ...........   0.74%(1)0.74%  0.79%   0.77%(1)0.75%   0.68%  0.66%
Ratio of net
 investment income
 to average net
 assets  ...........   4.05%(1)4.69%  5.64%   6.20%(1)6.15%   6.10%  6.37%
Portfolio
 turnover rate  ....  36.61%  27.05% 31.72%  15.79%  26.78%  37.06% 35.18%

 (1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-------------------------------------------------------------
Limited-Term Bond Fund

GOAL
To seek a high level of current income consistent with preservation of capital.

Strategy
Invests primarily in investment-grade securities of United States issuers, including United States government securities, corporate debt securities, collateralized mortgage obligations and other asset-backed securities. The Fund maintains a dollar-weighted average maturity of not less than one year and not more than five years.

Founded
2002

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended March 31, 2003
----------------------------------------------
Dividends paid                   $0.09
                                 =====
Net asset value on
   3-31-03                      $10.18
   9-30-02                       10.05
                                ------
Change per share                $ 0.13
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-03      ---          ---             ---           ---
 5-year period
  ended 3-31-03      ---          ---             ---           ---
10-year period
  ended 3-31-03      ---          ---             ---           ---
Cumulative return since inception
  of Class (F)      -1.55%       2.82%          -2.69%         2.31%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)9-3-02 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
                          Class C            Class Y(D)
                  -----------------------
                      With      Without
Period              CDSC(B)      CDSC(C)
------            ----------   ----------    -----------
1-year period
  ended 3-31-03      ---          ---             ---
 5-year period
  ended 3-31-03      ---          ---             ---
10-year period
  ended 3-31-03      ---          ---             ---
Cumulative return since inception
  of Class (E)      1.25%        2.25%           3.01%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(E) 9-3-02 for Class C shares and Class Y shares (the date on which shares were first acquired by shareholders).

Please remember that this is a new fund and thus has a limited amount of historical performance. The performance results reported above may not be an accurate indication of how the Fund will perform over a more extended time period.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-------------------------------------------------------------
Portfolio Highlights

On March 31, 2003, Waddell & Reed Advisors Limited-Term Bond Fund had net assets totaling $112,838,954 invested in a diversified portfolio of:

   94.84% Bonds
    5.16% Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Limited-Term Bond Fund, for every $100 you had invested on March 31, 2003, your Fund owned:

  $69.66Corporate Bonds
   25.18United States Government Securities
    5.16Cash and Cash Equivalents

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     March 31, 2003

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Aircraft - 3.44%
 Lockheed Martin Corporation,
   7.25%, 5-15-06 ........................    $  500 $    565,920
 Raytheon Company,
   6.75%, 8-15-07 ........................     3,000    3,315,342
                                                      -----------
                                                        3,881,262
                                                      -----------

Banks - 3.84%
 Citigroup Inc.,
   4.125%, 6-30-05 .......................     3,000    3,136,617
 First Union Corporation,
   6.875%, 9-15-05 .......................       800      886,011
 Union Planters Corporation,
   6.25%, 11-1-03 ........................       300      307,595
                                                      -----------
                                                        4,330,223
                                                      -----------

Beverages- 0.95%
 Pepsi-Gemex, S.A. de C.V.,
   9.75%, 3-30-04 ........................     1,000    1,076,250
                                                      -----------

Broadcasting - 5.50%
 Clear Channel Communications, Inc.,
   7.875%, 6-15-05 .......................     2,620    2,886,365
 Grupo Televisa, S.A.,
   8.625%, 8-8-05 ........................     2,000    2,200,000
 Viacom Inc.,
   7.75%, 6-1-05 .........................     1,000    1,114,804
                                                      -----------
                                                        6,201,169
                                                      -----------

Business Equipment and Services - 2.46%
 USA Waste Services, Inc.,
   7.125%, 10-1-07 .......................     2,500    2,775,073
                                                      -----------

Finance Companies - 8.10%
 General Motors Acceptance Corporation,
   6.625%, 10-15-05 ......................     2,500    2,625,222
 John Deere Capital Corporation,
   4.5%, 8-22-07 .........................     3,000    3,139,920
 Wells Fargo Financial, Inc.,
   7.0%, 11-1-05 .........................     3,000    3,370,683
                                                      -----------
                                                        9,135,825
                                                      -----------

Food and Related - 3.80%
 ConAgra, Inc.,
   7.4%, 9-15-04 .........................     2,800    3,005,332
 Kellogg Company,
   4.875%, 10-15-05 ......................     1,206    1,278,730
                                                      -----------
                                                        4,284,062
                                                      -----------

Forest and Paper Products - 2.47%
 Weyerhaeuser Company,
   5.5%, 3-15-05 .........................     2,650    2,789,477
                                                      -----------

Household -- General Products - 0.89%
 CPC International Inc.,
   6.15%, 1-15-06 ........................       725      796,260
 Procter & Gamble Company (The),
   8.0%, 11-15-03 ........................       200      208,083
                                                      -----------
                                                        1,004,343
                                                      -----------

Insurance -- Life - 1.34%
 American General Finance Corporation,
   7.25%, 5-15-05 ........................       930    1,023,126
 Lincoln National Corporation,
   7.25%, 5-15-05 ........................       450      491,029
                                                      -----------
                                                        1,514,155
                                                      -----------

Leisure Time Industry - 2.40%
 Walt Disney Company (The),
   7.3%, 2-8-05 ..........................     2,500    2,705,335
                                                      -----------

Multiple Industry - 9.73%
 Alabama Power Company,
   7.125%, 8-15-04 .......................       415      444,843
 Ford Motor Credit Company,
   6.7%, 7-16-04 .........................       400      407,744
 General Electric Capital Corporation,
   2.85%, 1-30-06 ........................     3,000    3,041,940
 Honeywell International Inc.,
   6.875%, 10-3-05 .......................       700      775,318
 Household Finance Corporation,
   6.5%, 1-24-06 .........................     2,342    2,550,499
 National Rural Utilities Cooperative
   Finance Corporation:
   5.25%, 7-15-04 ........................       500      522,159
   6.125%, 5-15-05 .......................     3,000    3,237,285
                                                      -----------
                                                       10,979,788
                                                      -----------

Petroleum -- International - 4.36%
 Conoco Inc.,
   5.9%, 4-15-04 .........................     2,586    2,701,938
 Petroleos Mexicanos,
   8.375%, 3-30-05 .......................     2,000    2,220,000
                                                      -----------
                                                        4,921,938
                                                      -----------

Railroad - 3.26%
 CSX Corporation:
   5.85%, 12-1-03 ........................       340      349,389
   7.25%, 5-1-04 .........................     1,510    1,596,233
 Union Pacific Corporation,
   5.84%, 5-25-04 ........................     1,665    1,736,225
                                                      -----------
                                                        3,681,847
                                                      -----------

Retail -- Food Stores - 1.08%
 Safeway Inc.,
   7.25%, 9-15-04 ........................     1,138    1,217,016
                                                      -----------

Security and Commodity Brokers - 2.29%
 CIT Group, Inc. (The),
   5.625%, 5-17-04 .......................     2,500    2,584,573
                                                      -----------

Utilities -- Electric - 9.35%
 Dominion Resources, Inc.,
   7.625%, 7-15-05 .......................     2,948    3,272,920
 FPL Group Capital Inc,
   6.875%, 6-1-04 ........................       500      526,555
 Kansas City Power & Light Company,
   7.125%, 12-15-05 ......................       940    1,038,744
 PacifiCorp,
   6.75%, 4-1-05 .........................     2,985    3,242,961
 Wisconsin Energy Corporation,
   5.875%, 4-1-06 ........................     2,266    2,468,621
                                                      -----------
                                                       10,549,801
                                                      -----------

Utilities -- Telephone - 4.40%
   Compania de Telecomunicaciones de Chile S.A.,
   7.625%, 7-15-06 .......................     1,500    1,617,704
 GTE Corporation,
   6.36%, 4-15-06 ........................     3,042    3,350,696
                                                      -----------
                                                        4,968,400
                                                      -----------

TOTAL CORPORATE DEBT SECURITIES - 69.66%              $78,600,537
 (Cost: $78,138,144)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 1.87%
 Federal Home Loan Bank:
   4.5%, 7-7-03 ..........................       250      252,218
   5.2%, 10-23-03 ........................       200      204,493
   5.77%, 2-3-04 .........................       600      622,852
 Federal Home Loan Mortgage Corporation:
   6.95%, 4-1-04 .........................       400      422,745
   4.0%, 11-9-04 .........................       200      200,577
 Federal National Mortgage Association,
   5.125%, 2-13-04 .......................       400      413,509
                                                      -----------
Total Agency Obligations                                2,116,394
                                                      -----------

Mortgage-Backed Obligations - 17.90%
 Federal Home Loan Mortgage Corporation Fixed Rate
   Participation Certificates:
   5.5%, 2-1-16 ..........................       361      374,732
   6.0%, 4-1-17 ..........................       246      257,194
   5.0%, 9-1-17 ..........................       471      486,060
   4.5%, 1-1-18 ..........................     2,971    3,020,691
   5.0%, 1-1-18 ..........................       792      816,020
   4.5%, 2-1-18 ..........................     2,976    3,025,783
   4.5%, 4-1-18(A) .......................     3,000    3,044,064
 Federal National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   6.0%, 6-1-16 ..........................       135      141,388
   5.5%, 1-1-17 ..........................       533      553,508
   5.5%, 2-1-17 ..........................       555      576,442
   6.0%, 5-1-17 ..........................       145      151,523
   5.0%, 12-1-17 .........................       582      599,075
   5.5%, 1-1-18 ..........................     2,950    3,064,597
   5.0%, 3-1-18 ..........................     2,988    3,074,461

 Government National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   5.5%, 10-15-17 ........................       283      296,187
   5.0%, 12-15-17 ........................       690      715,933
                                                      -----------
Total Mortgage-Backed Obligations                      20,197,658
                                                      -----------

Treasury Obligations - 5.41%
 United States Treasury Notes:
   2.875%, 6-30-04 .......................     3,000    3,060,468
   3.0%, 11-15-07 ........................     3,000    3,041,250
                                                      -----------
Total Treasury Obligations                              6,101,718
                                                      -----------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 25.18%   $ 28,415,770
 (Cost: $28,209,949)

TOTAL SHORT-TERM SECURITIES - 6.44%                  $  7,268,914
 (Cost: $7,268,914)

TOTAL INVESTMENT SECURITIES - 101.28%                $114,285,221
 (Cost: $113,617,007)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.28%)    (1,446,267)

NET ASSETS - 100.00%                                 $112,838,954


Notes to Schedule of Investments

(A)Purchased on a when-issued basis with settlement subsequent to March    31,
   2003.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     LIMITED-TERM BOND FUND
     March 31, 2003
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (cost-$113,617)
   (Notes 1 and 3) .................................     $114,285
 Cash  .............................................           85
 Receivables:
   Interest ........................................        1,471
   Fund shares sold ................................          602
 Prepaid registration fees  ........................           51
                                                         --------
    Total assets  ..................................      116,494
LIABILITIES                                              --------
 Payable for investment securities purchased  ......        3,017
 Payable to Fund shareholders  .....................          552
 Dividends payable  ................................           30
 Accrued shareholder servicing (Note 2)  ...........           28
 Accrued service fee (Note 2) ......................           17
 Accrued accounting services fee (Note 2) ..........            4
 Accrued distribution fee (Note 2) .................            2
 Accrued management fee (Note 2) ...................            2
 Other  ............................................            3
                                                         --------
    Total liabilities  .............................        3,655
                                                         --------
      Total net assets .............................     $112,839
NET ASSETS                                               ========
 $0.01 par value capital stock:
   Capital stock ...................................     $    111
   Additional paid-in capital ......................      112,025
 Accumulated undistributed income:
   Accumulated undistributed net realized gain on
    investment transactions  .......................           35
   Net unrealized appreciation in value of
    investments  ...................................          668
    Net assets applicable to outstanding units           --------
      of capital ...................................     $112,839
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................       $10.18
 Class B  ..........................................       $10.18
 Class C  ..........................................       $10.18
 Class Y  ..........................................       $10.18
Capital shares outstanding:
 Class A  ..........................................        9,008
 Class B  ..........................................          735
 Class C  ..........................................          462
 Class Y  ..........................................          884
Capital shares authorized ..........................    1,500,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     LIMITED-TERM BOND FUND
     For the Six Months Ended March 31, 2003
     (In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .....................      $672
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................       109
     Shareholder servicing:
       Class A  ............................................        56
       Class B  ............................................         6
       Class C  ............................................         4
       Class Y  ............................................         6
     Service fee:
       Class A  ............................................        38
       Class B  ............................................         3
       Class C  ............................................         2
     Registration fees .....................................        36
     Distribution fee:
       Class A  ............................................         3
       Class B  ............................................         9
       Class C  ............................................         5
     Accounting services fee ...............................        12
     Audit fees ............................................         8
     Custodian fees ........................................         4
     Legal fees ............................................         1
                                                               -------
     Total .................................................       302
       Less voluntary waiver of
          investment management fee (Note 2) ...............       (22)
                                                               -------
          Total expenses ...................................       280
                                                               -------
            Net investment income  .........................       392
                                                               -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
  Realized net gain on investments  ........................        36
  Unrealized appreciation in value of investments
     during the period .....................................       622
                                                               -------
     Net gain on investments ...............................       658
                                                               -------
       Net increase in net assets resulting from
          operations .......................................    $1,050
                                                               =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     LIMITED-TERM BOND FUND
     (In Thousands)
                                                For the     For the
                                             six months     fiscal period
                                                  ended     ended
                                              March 31, September 30,
                                                 2003      2002
                                              ---------  ---------

INCREASE IN NET ASSETS
  Operations:
     Net investment income ..................      $392    $   10
     Realized net gain (loss) on investments.        36        (1)
     Unrealized appreciation ................       622        46
                                                -------   -------
       Net increase in net assets
          resulting from operations .........     1,050        55
                                                -------   -------
  Dividends to shareholders from
     net investment income (Note 1D):(1)
     Class A ................................      (289)      (2)
     Class B ................................       (11)     ---*
     Class C ................................        (7)     ---*
     Class Y ................................       (85)      (8)
                                                -------   -------
                                                   (392)     (10)
                                                -------   -------
  Capital share transactions
     (Note 5) ...............................   101,059    11,077
                                                -------   -------
     Total increase .........................   101,717    11,122
NET ASSETS
  Beginning of period  ......................    11,122       ---
                                                -------   -------
  End of period  ............................  $112,839   $11,122
                                                =======   =======
     Undistributed net investment
       income                                  $    ---   $   ---
                                                =======   =======

  *Not shown due to rounding.
 (1)See "Financial Highlights" on pages 30 - 33.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months       9-3-02(1)
                      ended        through
                    3-31-03        9-30-02
                    -------        -------
Net asset value,
 beginning of
 period  ........... $10.05          $10.00
                     ------          ------
Income from investment
 operations:
 Net investment
   income ..........   0.09            0.01
 Net realized and
   unrealized gain
   on investments ..   0.13            0.05
                     ------          ------
Total from investment
 operations  .......   0.22            0.06
                     ------          ------
Less dividends declared
 from net investment
 income  ...........  (0.09)          (0.01)
                     ------          ------
Net asset value,
 end of period  .... $10.18          $10.05
                     ======          ======
Total return(2) ....   2.20%           0.61%
Net assets, end
 of period (in
 millions)  ........    $92              $4
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver ............   1.24%(3)        0.09%(3)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver ............   1.79%(3)        0.13%(3)
Ratio of expenses
 to average net
 assets excluding
 voluntary expense
 waiver ............   1.34%(3)        0.59%(3)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense
 waiver ............   1.69%(3)       -0.37%(3)
Portfolio turnover
 rate  .............  34.11%           2.60%
 (1)Commencement of operations of the class.
 (2)Total return calculated without taking into account the sales load deducted on an initial purchase.
 (3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months       9-3-02(1)
                      ended        through
                    3-31-03        9-30-02
                    -------        -------
Net asset value,
 beginning of
 period  ........... $10.05          $10.00
                     ------          ------
Income from investment
 operations:
 Net investment
   income ..........   0.05            0.01
 Net realized and
   unrealized gain
   on investments ..   0.13            0.05
                     ------          ------
Total from investment
 operations  .......   0.18            0.06
                     ------          ------
Less dividends declared
 from net investment
 income  ...........  (0.05)          (0.01)
                     ------          ------
Net asset value,
 end of period  .... $10.18          $10.05
                     ======          ======
Total return .......   1.76%           0.55%
Net assets, end
 of period (000's
 omitted)  ......... $7,478            $309
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver  ...........   2.17%(2)        0.15%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   0.88%(2)        0.07%(2)
Ratio of expenses
 to average net
 assets excluding
 voluntary expense
 waiver  ...........   2.27%(2)        0.65%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense
 waiver  ...........   0.78%(2)       -0.43%(2)
Portfolio turnover
 rate  .............  34.11%           2.60%

 (1)Commencement of operations of the class.
 (2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months       9-3-02(1)
                      ended        through
                    3-31-03        9-30-02
                    -------        -------
Net asset value,
 beginning of
 period  ........... $10.05          $10.00
                     ------          ------
Income from investment
 operations:
 Net investment
   income ..........   0.04            0.01
 Net realized and
   unrealized gain
   on investments ..   0.13            0.05
                     ------          ------
Total from investment
 operations  .......   0.17            0.06
                     ------          ------
Less dividends declared
 from net investment
 income  ...........  (0.04)          (0.01)
                     ------          ------
Net asset value,
 end of period  .... $10.18          $10.05
                     ======          ======
Total return .......   1.69%           0.55%
Net assets, end
 of period (000's
 omitted)  ......... $4,703             $66
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver  ...........   2.03%(2)        0.15%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   0.95%(2)        0.07%(2)
Ratio of expenses
 to average net
 assets excluding
 voluntary expense
 waiver  ...........   2.13%(2)        0.65%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense
 waiver  ...........   0.85%(2)       -0.43%(2)
Portfolio turnover
 rate  .............  34.11%           2.60%

 (1)Commencement of operations of the class.
 (2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months       9-3-02(1)
                      ended        through
                    3-31-03        9-30-02
                    -------        -------
Net asset value,
 beginning of
 period  ........... $10.05          $10.00
                     ------          ------
Income from investment
 operations:
 Net investment
   income ..........   0.11            0.01
 Net realized and
   unrealized gain
   on investments ..   0.13            0.05
                     ------          ------
Total from investment
 operations  .......   0.24            0.06
                     ------          ------
Less dividends declared
 from net investment
 income  ...........  (0.11)          (0.01)
                     ------          ------
Net asset value,
 end of period  .... $10.18          $10.05
                     ======          ======
Total return .......   2.37%           0.63%
Net assets, end
 of period (in
 millions)  ........     $9              $7
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver  ...........   0.97%(2)        0.07%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   2.17%(2)        0.13%(2)
Ratio of expenses
 to average net
 assets excluding
 voluntary expense
 waiver  ...........   1.07%(2)        0.57%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense
 waiver  ...........   2.07%(2)       -0.37%(2)
Portfolio turnover
 rate  .............  34.11%           2.60%

 (1)Commencement of operations of the class.
 (2)Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     March 31, 2003

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Fixed Income Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues two series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Government debt securities are valued using a pricing system provided by a pricing service or dealer in bonds.
     Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis and includes differences between cost and face amount on principal reductions of securities. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions - For each Fund, all of that Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Repurchase agreements -- Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Corporation's custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

                                                            Annual
Fund                     Net Asset Breakpoints              Rate
---------------------------------------------------------------------
  Government Securities   Up to $500 Million                .500%
  Fund                    Over $500 Million up to
                            $1 Billion                      .450%
                          Over $1 Billion up to
                            $1.5 Billion                    .400%
                          Over $1.5 Billion                 .350%

  Limited-Term            Up to $500 Million                .500%
  Bond Fund               Over $500 Million up to
                            $1 Billion                      .450%
                          Over $1 Billion up to
                            $1.5 Billion                    .400%
                          Over $1.5 Billion                 .350%

However, WRIMCO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended March 31, 2003, WRIMCO voluntarily waived its fee as shown in the following table:

          Limited-Term Bond Fund .......   $22,123

Each Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $12,121, which is included in other expenses.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of each Fund's records, pricing of each Fund's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the Funds pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a per
account charge for shareholder servicing.   The monthly fee is as follows:
Government Securities Fund - $1.6958 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check drawn on the checking account of the Fund; Limited-Term Bond Fund - $1.6958. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended March 31, 2003, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    -----------------
                                   Commissions    Class B   Class C
     Government Securities
       Fund                        $1,113,502    $40,066    $7,414
     Limited-Term Bond Fund           255,720      1,824       403

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended March 31, 2003, W&R paid the following amounts: Government Securities Fund - $853,559 and Limited-Term Bond Fund - $190,905.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Corporation paid Directors' fees of $10,762, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Investment securities transactions for the period ended March 31, 2003 are summarized as follows:

                           Government       Limited-
                           Securities      Term Bond
                                 Fund           Fund
                          -----------   ------------
Purchases of investment
 securities, excluding
 short-term and United States
 Government securities $          ---   $ 76,653,240
Purchases of United States
 Government securities    244,822,115     29,800,297
Purchases of short-term
 securities             4,288,098,000    202,339,765
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and United States
 Government securities            ---      3,742,757
Proceeds from United States
 Government securities    138,312,826      4,094,976
Proceeds from maturities
 and sales of short-term
 securities             4,293,331,000    198,754,365

For Federal income tax purposes, cost of investments owned at March 31, 2003 and the related appreciation (depreciation) were as follows:

                                                      Aggregate
                       CostAppreciationDepreciationAppreciation
               -------------------------------------------------
Waddell & Reed
 Advisors
 Government
 Securities Fund$445,634,142$ 13,881,412    $218,023 $13,663,389
Waddell & Reed
 Advisors
 Limited-Term
 Bond Fund ..... 113,617,007     701,577      33,363     668,214

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended September 30, 2002 and the related capital loss carryover and post-October activity were as follows:

                                   Government   Limited-
                                   Securities  Term Bond
                                         Fund       Fund
                                 ------------------------
Net ordinary income ............  $10,639,035     $10,077
Distributed ordinary income ....   10,666,606       9,546
Undistributed ordinary income* .       46,936         531

Realized long-term capital gains          ---         ---
Distributed long-term capital gains       ---         ---
Undistributed long-term capital gains     ---         ---

Capital loss carryover .........      116,880         550

Post-October losses deferred ...       58,094         ---

*This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

                      Government     Limited-
                      Securities    Term Bond
                            Fund         Fund
                       ---------     --------
September 30, 2003 .....$  343,196       $---
September 30, 2004 ..... 690,258          ---
September 30, 2007 ..... 467,822          ---
September 30, 2008 ..... 116,063          ---
September 30, 2010 ..... 116,880          550
                      ----------         ----
Total carryover ........$1,734,219       $550
                      ==========         ====

NOTE 5 -- Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended March 31, 2003 are summarized below. Amounts are in thousands.

                       Government     Limited-
                       Securities    Term Bond
                             Fund         Fund
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       27,206         9,163
 Class B  ............        2,458           740
 Class C  ............        1,936           515
 Class Y  ............          247           268
Shares issued from
 reinvestment of dividends:
 Class A  ............        1,016            26
 Class B  ............           75             1
 Class C  ............           58           ---*
 Class Y  ............           28             8
Shares redeemed:
 Class A  ............      (12,491)         (599)
 Class B  ............         (939)          (37)
 Class C  ............       (1,044)          (60)
 Class Y  ............          (57)          (43)
        ..............         -----         -----
Increase in outstanding
 capital shares  .....       18,493         9,982
                             ======         =====
Value issued from sale
 of shares:
 Class A  ............     $156,471       $92,766
 Class B  ............       14,134         7,488
 Class C  ............       11,139         5,221
 Class Y  ............        1,418         2,697
Value issued from
 reinvestment of dividends:
 Class A  ............        5,839           259
 Class B  ............          430           10
 Class C  ............          334            6
 Class Y  ............          159            82
Value redeemed:
 Class A  ............      (71,642)       (6,054)
 Class B  ............       (5,385)         (372)
 Class C  ............       (5,984)         (611)
 Class Y  ............         (331)         (433)
                            -------       -------
Increase in
 outstanding capital       $106,582      $101,059
                            =======       =======
*Not shown due to rounding.

Transactions in capital stock for the fiscal period ended September 30, 2002 are summarized below. Amounts are in thousands.

                       Government     Limited-
                       Securities    Term Bond
                             Fund         Fund
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       36,410           418
 Class B  ............        4,103            31
 Class C  ............        4,920             7
 Class Y  ............        2,371           657
Shares issued from
 reinvestment of dividends:
 Class A  ............        1,535          ---*
 Class B  ............           93          ---*
 Class C  ............           88          ---*
 Class Y  ............           69             1
Shares redeemed:
 Class A  ............      (15,653)          ---*
 Class B  ............       (1,046)          ---
 Class C  ............       (2,415)          ---*
 Class Y  ............       (1,562)           (7)
        ..............         -----         -----
Increase in outstanding
 capital shares  .....       28,913         1,107
                             ======         =====
Value issued from sale
 of shares:
 Class A  ............     $205,281       $ 4,190
 Class B  ............       23,081           308
 Class C  ............       27,614            65
 Class Y  ............       13,252         6,572
Value issued from
 reinvestment of dividends:
 Class A  ............        8,607             1
 Class B  ............          522           ---*
 Class C  ............          493           ---*
 Class Y  ............          389             8
Value redeemed:
 Class A  ............      (87,936)          ---*
 Class B  ............       (5,861)          ---
 Class C  ............      (13,591)          ---*
 Class Y  ............       (8,927)          (67)
                            -------       -------
Increase in
 outstanding capital       $162,924       $11,077
                            =======       =======
*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Fixed Income Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Government Securities Fund and Waddell & Reed Advisors Limited-Term Bond Fund (collectively the "Funds") comprising Waddell & Reed Advisors Fixed Income Funds, Inc., as of March 31, 2003, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2002 (for the fiscal period from September 3, 2002 to September 30, 2002 for Waddell & Reed Advisors Limited-Term Bond Fund), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Advisors Fixed Income Funds, Inc. as of March 31, 2003, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended September 30, 2002 (for the fiscal period from September 3, 2002 to September 30, 2002 for Waddell & Reed Advisors Limited-Term Bond Fund), and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III


OFFICERS
Henry J. Herrmann, President
James C. Cusser, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
W. Patrick Sterner, Vice President
Michael D. Strohm, Vice President

<PAGE.


To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.






FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1011SA(3-03)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.